Cover	12 Months Ended
Dec. 31, 2024
Document Information [Line Items]
Document Type	PRE 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	INTELLIGENT PROTECTION MANAGEMENT CORP.
Entity Central Index Key	0001355839